Organization	12 Months Ended
Jun. 30, 2021
Organization
Organization

1.    Organization

Hywin Holdings Ltd. (the “Company”), was incorporated in the Cayman Islands on July 19, 2019. The Company, through its subsidiaries, consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries (collectively, the “Group”), is primarily engaged in providing wealth management service, insurance brokerage service and asset management service in the People’s Republic of China (the “PRC” or “China”). Due to that foreign ownership of certain parts of the Group’s businesses is subject to restrictions under current PRC laws and regulations, the Company conducts its primary business operations through its VIEs and subsidiaries of the VIEs. The Company is ultimately controlled by Mr. HAN Hongwei (the “Founder”) since its establishment.

On March 26, 2021, the Company completed its initial public offering (“IPO”) of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company.

Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company incorporated Hywin Wealth Global Limited (“Hywin Wealth Global”) under the laws of the British Virgin Islands and Hywin Wealth International Limited (“Hywin Wealth International”) under the laws of Hong Kong, the PRC, as its direct and indirect wholly-owned subsidiary, in July and August 2019, respectively. In September 2019, Hywin Wealth International incorporated a wholly-owned subsidiary, Hywin Enterprise Management Consulting (Shanghai) Co., Ltd. (“Hywin Consulting” or “Hywin WFOE”) in Shanghai, the PRC.

Effective on September 29, 2019, the Company through its indirect wholly-owned PRC subsidiary, Hywin Consulting, acquire control over Hywin Wealth Management Co., Ltd. (“Hywin Wealth Management”), Shanghai Hywin Network Technology Co., Ltd. (“Hywin Network Technology”) and Shenzhen Panying Assets Management Co., Ltd. (“Shenzhen Panying”) by entering into a series of contracts (the “Contractual Agreements” or the “VIE Agreements”, which are described in detail in Note 2 to the consolidated financial statements). Hywin Wealth Management and Hywin Network Technology are both controlled by the same shareholders as the Company since incorporation.

As a result of these Contractual Agreements, all of the equity owners’ rights and obligations of the VIEs were assigned to Hywin Consulting, which resulted in the equity owners lacking the ability to make decisions that have a significant effect on the VIEs, and Hywin Consulting’s ability to extract the profits from the operation of the VIEs and assume the residual benefits of the VIEs. Accordingly, the Company, through its wholly-owned subsidiaries, Hywin Wealth Global, Hywin Wealth International and Hywin WFOE, become the primary beneficiary of Hywin Network Technology, Shenzhen Panying, Hywin Wealth Management and its subsidiaries. Hywin Network Technology, Shenzhen Panying, Hywin Wealth Management and its subsidiaries became VIEs of the Company (collectively, the “VIEs”), (the “Reorganization”).

Due to the fact that the Company is the primary beneficiary of the VIEs, the Company is able to include the assets, liabilities, revenues and expenses of the VIEs in its consolidated financial statements, which is consistent with the provisions of FASB Accounting Standards Codification (“ASC”) Topic 810 “Consolidation”, subtopic 10. Since the Company, its wholly-owned subsidiaries and the VIEs were effectively controlled by the same shareholders immediately before and after the Reorganization completed on September 29, 2019, as described above, the Reorganization was accounted for as a recapitalization. As a result, the Group’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company, its subsidiaries and the VIEs has been accounted for at historical cost, as a transaction between entities under common control in a manner similar to polling of interest.

As of June 30, 2021, the detailed information of the Group’s consolidated subsidiaries, VIEs and significant VIEs’ subsidiaries are summarized as follows:

	Date of	Percentage of	Place of
Name of the entity	incorporation	ownership	incorporation	Principle business activities

Subsidiaries
Hywin Wealth Global Limited	July 26, 2019	100%	BVI	Investment holding
Hywin Wealth International Limited	August 20, 2019	100%	Hong Kong	Investment holding
Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.	September 26, 2019	100%	PRC	Investment holding

Variable Interest Entities (“VIEs”)
Hywin Wealth Management Co., Ltd.	November 2, 2006	100%	PRC	Investment holding and provision of wealth management service
Shanghai Hywin Network Technology Co., Ltd.	March 31, 2017	100%	PRC	Investment holding

Shenzhen Panying Asset Management Co., Ltd.	May 23, 2014	100%	PRC	Provision of asset management service

VIEs’ significant subsidiaries
Hywin Fund Distribution Co., Ltd.	April 17, 2013	100%	PRC	Provision of wealth management service
Shanghai Ziji Information Technology Co., Ltd.	November 24, 2017	100%	PRC	Provision of information technology support
Haiyin Wealth Management (Hong Kong) Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of insurance brokerage service
Haiyin Insurance (Hong Kong) Co., Limited	August 24, 2016	100%	Hong Kong	Investment holding

Hywin International Insurance Broker Limited	March 23, 2006	100%	Hong Kong	Provision of insurance brokerage service
Haiyin International Asset Management Limited	September 15, 2016	100%	Hong Kong	Investment holding

Hywin Asset Management (Hong Kong) Limited	January 9, 2013	100%	Hong Kong	Provision of wealth management and asset management services

The Group primarily conducts its operations in the PRC. In January 2020, an outbreak of a novel coronavirus (COVID-19) surfaced in Wuhan City, Hubei province of the PRC, and spread all over the country during the first fiscal quarter of 2020. The outbreak caused the Chinese government to require businesses to close, people to quarantine, and also to restrict certain travel within the country until April 2020. The spread of COVID-19 has resulted in the World Health Organization declaring the outbreak of COVID-19 as a global pandemic. As of the date hereof, the outbreak of COVID-19 in China during the year ended June 30, 2021 has not caused a material negative impact on the Group’s overall business operations, financial condition, liquidity, results of operations and prospects. The extent to which COVID-19 impacts the business and financial results of the Group depends on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and actions to contain COVID-19 or mitigate its impact, among others. Although the Chinese government have declared the COVID-19 outbreak largely under control within its border, the Group will continue to assess its financial impacts for the remainder of the fiscal year. There can be no assurance that this assessment will enable the Group to avoid part or all of any adverse impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally or in the Group’s sector in particular.